INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
16	INTANGIBLE ASSETS

	Memberships	Software and licenses	Contractual customer relationships	Carbon Credits	Total
	US$’000	US$’000	US$’000	US$’000	US$’000

Cost:
Opening balance as at 1 January 2022	29	2,000	-	-	2,029
Additions	-	126	-	-	126
Derecognition of intangible asset	-	(1,173)	-	-	(1,173)
Effects of foreign currency exchange differences	-	(89)	-	-	(89)
Balance at 31 December 2022	29	864	-	-	893
Additions	-	84	-	128	212
Derecognition of intangible asset	-	(207)	-	-	(207)
Acquisition of subsidiaries (Note 37)	-	212	4,948	-	5,160
Effects of foreign currency exchange differences	-	(71)	-	-	(71)
Balance at 31 December 2023	29	882	4,948	128	5,987

Accumulated amortisation:
Opening balance as at 1 January 2022	-	1,802	-	-	1,802
Amortisation	-	155	-	-	155
Derecognition of intangible asset	-	(1,173)	-	-	(1,173)
Effects of foreign currency exchange differences	-	(77)	-	-	(77)
Balance at 31 December 2022	-	707	-	-	707
Amortisation	-	170	469	-	639
Derecognition of intangible asset	-	(206)	-	-	(206)
Effects of foreign currency exchange differences	-	(60)	-	-	(60)
Balance at 31 December 2023	-	611	469	-	1,080

At 31 December 2023	29	271	4,479	128	4,907
At 31 December 2022	29	157	-	-	186

Intangible assets include club memberships, software, licenses, contractual customer relationships and carbon credits. Club memberships are lifetime memberships and are not amortised. Software and licenses arose from the installation of major information systems (including packaged software) and are amortised over 3 years, the period over which the benefit is expected to accrue. Contractual customer relationships are amortised over 2 to 21 years, the period over which the benefit is expected to accrue. Carbon credits do not expire and are not amortised.

Accounting policy

Intangible assets acquired in a business combination are identified and recognised separately from goodwill. The cost of such intangible
assets is their fair value at the acquisition date. Subsequent to initial recognition, they are stated on the same basis as intangible assets acquired separately.

Intangible assets acquired separately are reported at cost less accumulated amortisation and accumulated impairment losses.  Intangible assets with finite useful lives are amortised on a straight-line basis over their estimated useful lives.  The estimated useful life and amortisation method are reviewed at the end of each annual reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives are not amortised.

At the end of each reporting period, the Group reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any).  Where the asset does not generate cash flows that are independent from other assets
, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risk specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment annually, and whenever there is indication that the asset may be impaired.